JPMorgan Core Bond Fund Investment Objectives and Goals - A C I Shares [Member] - JPMorgan Core Bond Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: A/PGBOX; C/OBOCX; I/WOBDX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.